Ordinary shares and treasury stock (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Class of Stock [Line Items]
Repurchase of ordinary shares | ¥		¥ 767,004		¥ 643,208		¥ 691,464
Ordinary stock, shares issued	1,550,071,169
Common Class A [Member]
Class of Stock [Line Items]
Repurchase of ordinary shares, shares	72,918,190	72,918,190	88,949,555	88,949,555	107,601,530	107,601,530
Repurchase of ordinary shares	$ 107.2	¥ 767,000	$ 90.6	¥ 643,200	$ 97.9	¥ 691,500
Weighted average price per shares | $ / shares	$ 1.47		$ 1.02		$ 0.91
Ordinary stock, shares issued	983,371,169		983,371,169
Ordinary stock, par value | $ / shares	$ 0.00001		$ 0.00001
Common Class B [Member]
Class of Stock [Line Items]
Ordinary stock, shares sold			2,500,000	2,500,000
Ordinary stock, shares issued	566,700,000		566,700,000
Ordinary stock, par value | $ / shares	$ 0.00001		$ 0.00001